United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/18

Date of Reporting Period: Quarter ended 05/31/17

Item 1.	Schedule of Investments

Federated High Yield Trust
Portfolio of Investments
May 31, 2017 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—87.5%
		Aerospace/Defense—1.1%
$1,675,000		Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$1,809,000
1,700,000		TransDigm, Inc., 5.50%, 10/15/2020	1,744,081
1,425,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	1,480,041
1,800,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	1,869,750
2,950,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	3,075,375
600,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 6.50%, 5/15/2025	623,250
1,375,000		TransDigm, Inc., Sr. Sub., Series WI, 6.375%, 6/15/2026	1,412,812
		TOTAL	12,014,309
		Automotive—2.7%
2,275,000	[1,2]	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	2,294,196
1,150,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	1,180,188
2,375,000	[1,2]	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2027	2,351,250
2,225,000	[1,2]	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	2,391,875
650,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2026	663,000
2,100,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	2,257,500
925,000	[1,2]	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	968,938
5,050,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	5,170,190
1,375,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	1,420,540
550,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	580,250
1,400,000	[1,2]	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	1,475,250
200,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.125%, 9/15/2021	204,750
375,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	383,906
2,525,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	2,556,562
2,650,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	2,828,875
375,000		Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	380,156
1,350,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	1,423,845
		TOTAL	28,531,271
		Banking—1.0%
5,675,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	5,916,187
2,750,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	2,767,738
1,300,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,352,819
		TOTAL	10,036,744
		Building Materials—1.7%
475,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	515,375
575,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	599,725
620,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	640,925
650,000	[1,2]	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	690,625
950,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	1,030,750
1,450,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	1,573,250
250,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	264,313
525,000	[1,2]	HD Supply, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2024	561,094
1,025,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,081,375
1,500,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	1,633,125
1,100,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	1,155,000
3,525,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	3,736,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$3,950,000	[1,2]	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	$4,053,687
400,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	425,500
		TOTAL	17,961,244
		Cable Satellite—7.3%
450,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	470,813
1,325,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	1,391,250
2,700,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	3,017,250
1,800,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	1,896,750
1,450,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	1,538,813
1,300,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	1,395,875
600,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	635,712
1,350,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	1,384,594
375,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	403,781
475,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	507,062
1,425,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	1,457,953
3,725,000	[1,2]	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	3,910,579
2,400,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	2,496,000
800,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	820,504
2,325,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,383,125
4,300,000		Charter Communications Holdings II, 5.125%, 2/15/2023	4,469,334
500,000		Charter Communications Holdings II, 5.75%, 1/15/2024	530,940
2,350,000		DISH DBS Corp., 5.00%, 3/15/2023	2,421,252
2,950,000		DISH DBS Corp., 5.875%, 7/15/2022	3,156,500
1,650,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,763,437
950,000		DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	1,118,625
900,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	816,750
1,475,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	1,596,687
3,675,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	3,050,250
3,525,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	3,154,875
1,350,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	1,575,315
1,075,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	1,311,500
600,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	662,490
1,450,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	1,476,289
1,275,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	1,356,281
1,925,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	1,982,750
2,950,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	3,031,125
800,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	833,000
4,550,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	4,891,250
3,700,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	3,778,625
1,525,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	1,574,563
950,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	1,001,063
1,475,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,513,719
250,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	264,375
2,975,000	[1,2]	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	3,030,424
600,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	616,500
1,625,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	1,643,281
		TOTAL	76,331,261
		Chemicals—2.1%
2,100,000	[1,2]	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	2,152,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$2,450,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	$2,431,625
1,575,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	1,669,500
3,525,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	3,295,875
750,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	798,750
1,150,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	1,244,875
1,075,000	[1,2]	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	1,134,125
1,775,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	1,934,750
550,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 10.375%, 5/1/2021	611,187
6,950,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	7,193,250
		TOTAL	22,466,437
		Construction Machinery—0.5%
775,000	[1,2]	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	806,000
625,000		United Rentals, Inc., 4.625%, 7/15/2023	652,906
750,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	772,500
1,675,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	1,771,731
775,000		United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	824,399
		TOTAL	4,827,536
		Consumer Cyclical Services—0.9%
925,000	[1,2]	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	955,063
2,750,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	2,770,625
1,875,000	[1,2]	KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	1,917,187
825,000		ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	894,094
2,525,000	[1,2]	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	2,624,990
		TOTAL	9,161,959
		Consumer Products—1.9%
2,700,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	1,809,000
4,150,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	4,150,000
3,025,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	3,130,875
4,300,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	4,407,500
2,125,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	2,257,812
175,000		Scotts Miracle-Gro Co., Sr. Unsecd. Note, 5.25%, 12/15/2026	182,000
1,875,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	2,001,750
575,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	612,375
1,450,000		Springs Industries, Inc., 6.25%, 6/1/2021	1,500,750
400,000	[1,2]	Valvoline Finco Two LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 7/15/2024	422,000
		TOTAL	20,474,062
		Diversified Manufacturing—0.8%
2,700,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	2,824,875
1,450,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	1,475,375
2,500,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	2,612,500
1,675,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,750,375
		TOTAL	8,663,125
		Finance Companies—1.9%
250,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	247,735
3,800,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	3,738,250
275,000		Navient Corp., Sr. Unsecd. Note, 6.50%, 6/15/2022	286,517
300,000		Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	302,850
2,275,000		Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	2,402,400
650,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	651,820

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Finance Companies—continued
$600,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	$631,875
5,050,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	5,330,906
6,000,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	6,037,500
		TOTAL	19,629,853
		Food & Beverage—2.0%
1,000,000	[1,2]	AdvancePierre Foods Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 12/15/2024	1,128,750
4,750,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	4,049,375
2,300,000		Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	2,432,250
1,800,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	1,894,500
1,600,000	[1,2]	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	1,648,000
375,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	390,938
375,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 5.875%, 1/15/2024	401,250
3,575,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	3,610,750
1,675,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,762,937
450,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	480,375
2,725,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	2,860,160
		TOTAL	20,659,285
		Gaming—3.1%
1,225,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	1,339,660
2,300,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	2,498,375
2,750,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,839,375
525,000	[1,2]	Eagle II Acquisition Co. LLC, Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2025	553,875
1,125,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	1,220,625
950,000		MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	1,029,562
2,650,000		MGM Mirage, Inc., 7.75%, 3/15/2022	3,113,750
450,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	501,188
775,000		MGM Resorts International, 6.00%, 3/15/2023	852,733
1,700,000		MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,710,625
2,875,000	[1,2]	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 7.875%, 10/15/2024	2,979,219
1,175,000	[1,2]	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	1,191,156
2,800,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	2,905,000
2,375,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	2,410,625
4,250,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,330,197
480,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	489,600
1,100,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	1,146,750
1,150,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	1,137,062
725,000	[1,2]	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	745,851
		TOTAL	32,995,228
		Health Care—9.2%
3,625,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	3,878,750
3,550,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	3,408,000
1,725,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,806,722
1,075,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	1,095,156
2,025,000		CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	2,099,925
5,150,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	4,596,375
850,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	846,813
1,675,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	1,707,453
3,025,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	3,115,750
950,000		HCA, Inc., 4.50%, 2/15/2027	979,688

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$325,000		HCA, Inc., 4.75%, 5/1/2023	$347,474
4,550,000		HCA, Inc., 5.00%, 3/15/2024	4,886,245
1,150,000		HCA, Inc., 5.25%, 6/15/2026	1,250,625
3,775,000		HCA, Inc., 5.875%, 2/15/2026	4,110,031
1,225,000		HCA, Inc., 5.875%, 5/1/2023	1,340,616
1,550,000		HCA, Inc., Bond, 5.875%, 3/15/2022	1,724,375
2,775,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,924,156
1,075,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,241,625
1,375,000		HCA, Inc., Term Loan - 1st Lien, 5.25%, 4/15/2025	1,504,773
2,775,000		Iasis Healthcare LLC, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,811,422
1,300,000		LifePoint Health, Inc., 5.875%, 12/1/2023	1,348,750
500,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	519,688
825,000	[1,2]	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2024	836,859
500,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	508,750
6,800,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	7,284,160
2,150,000	[1,2]	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	2,305,875
8,550,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	8,208,000
4,325,000	[1,2]	SteriGenics - Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	4,465,562
3,225,000	[1,2]	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	3,329,812
5,350,000	[1,2]	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	5,209,562
850,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	875,500
1,000,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	1,040,000
2,200,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,329,250
1,325,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	1,366,738
1,625,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	1,675,862
4,525,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	4,513,687
700,000	[1,2]	Tenet Healthcare Corp., Term Loan - 2nd Lien, Series 144A, 7.50%, 1/1/2022	763,788
3,300,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	3,811,500
		TOTAL	96,069,317
		Independent Energy—5.9%
1,250,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	1,270,312
750,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	774,375
1,250,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/1/2025	1,231,250
975,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	1,006,687
1,825,000	[1,2]	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	1,882,031
975,000	[1,2]	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2024	1,014,000
1,004,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.125%, 10/1/2024	1,044,160
1,900,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	1,857,250
1,100,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	1,128,875
900,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	848,250
2,350,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	2,549,750
550,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	514,250
675,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	649,479
600,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	624,000
550,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	549,313
2,025,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 6/15/2027	1,987,031
2,600,000		Continental Resources, Inc., 4.50%, 4/15/2023	2,561,000
500,000	[1,2]	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	516,875
500,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	532,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$800,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 11/1/2024	$806,000
1,075,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/31/2025	1,112,625
1,600,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	1,664,000
350,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	252,438
1,250,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,265,625
950,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	935,750
1,150,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2025	1,145,687
800,000		Laredo Petroleum, 5.625%, 1/15/2022	789,000
450,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	451,688
1,450,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	1,498,937
750,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	588,750
2,300,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	1,851,500
1,125,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,136,250
1,800,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,827,000
350,000		PDC Energy, Inc., 7.75%, 10/15/2022	367,938
975,000	[1,2]	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 9/15/2024	1,006,688
375,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	397,500
600,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	607,500
575,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	585,063
700,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	682,500
900,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	949,500
1,000,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	1,058,750
725,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2025	739,500
1,842,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,761,412
775,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	758,531
2,325,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	2,423,812
450,000		Rice Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/1/2023	483,188
875,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	813,750
600,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	594,000
325,000		SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	320,125
3,300,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	3,069,000
450,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	454,500
1,000,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	1,005,000
425,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	414,375
975,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	989,625
150,000		WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	159,000
450,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	495,000
400,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.75%, 3/15/2021	395,000
3,150,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	3,142,125
		TOTAL	61,540,020
		Industrial - Other—1.2%
2,550,000		Anixter, Inc., 5.50%, 3/1/2023	2,718,937
2,625,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	2,690,625
1,925,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	1,992,375
975,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	1,005,469
4,275,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	4,082,625
		TOTAL	12,490,031
		Insurance - P&C—1.2%
3,050,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	3,063,344

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Insurance - P&C—continued
$6,250,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	$6,546,875
3,250,000	[1,2]	USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	3,298,750
		TOTAL	12,908,969
		Leisure—0.8%
975,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 5.875%, 11/15/2026	1,008,394
700,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 6.125%, 5/15/2027	725,375
525,000	[1,2]	Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millienium Op, Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2027	552,563
650,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
1,050,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	1,086,750
400,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	419,500
1,275,000	[1,2]	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	1,286,156
3,350,000	[1,2]	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	3,458,875
		TOTAL	8,537,613
		Lodging—0.2%
775,000	[1,2]	Hilton Domestic Operations, Series 144A, 4.25%, 9/1/2024	784,688
1,375,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 4.625%, 4/1/2025	1,423,125
		TOTAL	2,207,813
		Media Entertainment—5.0%
2,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	2,620,037
1,325,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,396,219
1,200,000	[1,2]	CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	1,269,000
2,450,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,809,937
800,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	852,000
300,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	307,500
2,200,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	2,277,000
500,000	[1,2]	E.W. Scripps Co., Sr. Unsecd. Note, Series 144A, 5.125%, 5/15/2025	513,125
2,650,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	2,934,875
1,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	1,700,000
825,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	853,875
1,400,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	1,403,500
2,100,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	2,136,750
825,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	867,281
650,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	710,938
2,650,000		Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	2,785,812
1,675,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	1,771,312
2,725,000	[1,2]	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	2,752,250
3,700,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	3,815,625
2,925,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	2,990,812
2,325,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	2,397,656
825,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	806,438
1,700,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	1,755,250
2,725,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	2,793,125
3,775,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	3,996,781
2,050,000	[1,2]	Urban One, Inc., Series 144A, 7.375%, 4/15/2022	2,121,750
1,775,000	[1,2]	Urban One, Inc., Series 144A, 9.25%, 2/15/2020	1,708,438
600,000	[1,2]	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	609,000
325,000	[1,2]	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	333,938
		TOTAL	52,290,224

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—2.4%
$2,000,000	[1,2]	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 5/1/2025	$2,082,500
1,850,000	[1,2]	Coeur Mining, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/1/2024	1,843,062
250,000		Freeport-McMoRan, Inc., 3.55%, 3/1/2022	235,000
4,175,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	3,901,120
4,300,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	3,827,000
800,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	840,000
1,250,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	1,349,225
425,000	[1,2]	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	428,719
1,750,000	[1,2]	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.375%, 3/31/2025	1,756,563
575,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.00%, 12/15/2026	586,500
500,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	518,125
300,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	311,625
2,250,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	2,387,812
100,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 6.375%, 8/15/2022	103,900
1,100,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	1,122,000
1,975,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	2,063,875
100,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.25%, 7/15/2041	105,000
1,350,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	1,567,688
		TOTAL	25,029,714
		Midstream—4.5%
1,200,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	1,221,000
1,075,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	1,109,830
1,275,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	1,294,125
2,750,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,818,750
1,550,000	[1,2]	Antero Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 5.375%, 9/15/2024	1,594,562
675,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	680,906
1,000,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Sec. Fac. Bond, Series 144A, 5.125%, 6/30/2027	1,015,000
1,900,000		Cheniere Corpus Christi Holdings LLC, Term Loan - 1st Lien, 5.875%, 3/31/2025	2,047,250
925,000		Cheniere Corpus Christi Holdings LLC, Term Loan - 1st Lien, 7.00%, 6/30/2024	1,040,625
3,025,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	3,244,312
2,425,000		Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	2,358,312
1,950,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	1,901,250
1,525,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	1,479,250
2,075,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	2,202,094
1,500,000		NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	1,571,250
2,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	2,216,500
925,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	927,313
900,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	897,750
3,450,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	3,536,250
1,875,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	1,931,250
250,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	259,063
1,000,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	1,038,750
1,100,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	1,152,250
1,200,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	1,273,500
100,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	106,250
1,396,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,434,390
1,050,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	1,101,188
850,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	913,219
1,075,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	1,174,437

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$2,400,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	$2,604,000
1,150,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	1,187,375
		TOTAL	47,332,001
		Oil Field Services—0.8%
300,000		Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	305,250
1,125,000	[1,2]	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 12/15/2023	1,167,188
2,050,000	[1,2]	Tervita Escrow Corp., Term Loan - 2nd Lien, Series 144A, 7.625%, 12/1/2021	2,098,687
1,875,000		Weatherford International Ltd., 7.00%, 3/15/2038	1,762,500
2,050,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	2,178,125
225,000	[1,2]	Weatherford International Ltd., Sr. Unsecd. Note, Series 144A, 9.875%, 2/15/2024	254,250
500,000		Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	467,500
		TOTAL	8,233,500
		Packaging—5.4%
2,450,000		ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	2,560,740
550,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 4.625%, 5/15/2023	564,438
1,900,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	1,964,125
2,875,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	3,004,375
4,450,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	4,872,750
1,625,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	1,771,656
1,925,000		Berry Plastics Corp., 5.125%, 7/15/2023	2,024,619
2,125,000		Berry Plastics Corp., 5.50%, 5/15/2022	2,217,969
2,950,000	[1,2]	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	3,023,750
6,375,000	[1,2]	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	6,502,500
4,850,000	[1,2]	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	5,089,469
3,325,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	3,499,562
1,225,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	1,306,156
500,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	547,188
675,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	747,141
2,375,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	2,443,281
4,450,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	4,797,634
525,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	579,469
1,175,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,230,812
300,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	320,250
1,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,242,562
425,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	459,000
5,300,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	5,551,750
		TOTAL	56,321,196
		Paper—0.3%
2,950,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	2,898,375
		Pharmaceuticals—3.7%
1,150,000	[1,2]	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	1,189,134
350,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	319,375
1,950,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,806,187
3,150,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2025	2,838,150
1,625,000	[1,2]	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	1,681,517
8,325,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	8,824,500
2,025,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,802,250
3,500,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	3,228,750
2,325,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	2,243,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$1,725,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	$1,491,047
1,275,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	1,185,750
1,250,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	1,009,375
6,575,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	5,268,219
175,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	156,188
375,000	[1,2]	Valeant Pharmaceuticals International, Inc., Term Loan - 1st Lien, Series 144A, 6.50%, 3/15/2022	394,613
1,150,000	[1,2]	Valeant Pharmaceuticals International, Inc., Term Loan - 1st Lien, Series 144A, 7.00%, 3/15/2024	1,219,000
5,325,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	4,363,172
		TOTAL	39,020,852
		Refining—0.7%
3,575,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	3,646,500
2,300,000		Northern Tier Energy LLC/Northern Tier Fin Corp., Bond, 7.125%, 11/15/2020	2,384,813
1,075,000	[1,2]	Tesoro Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2026	1,155,625
		TOTAL	7,186,938
		Restaurants—0.7%
3,000,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	3,130,350
925,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, Series 144A, 4.25%, 5/15/2024	927,313
1,100,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	1,147,080
2,200,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	2,313,850
		TOTAL	7,518,593
		Retailers—1.2%
5,225,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	4,885,375
850,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	856,375
2,075,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	2,129,469
1,050,000	[1,2]	PetSmart, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 6/1/2025	1,043,437
2,200,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	2,193,510
1,050,000		Sally Holdings. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	1,081,500
500,000		Sally Holdings. LLC/Sally Capital, Inc., 5.75%, 6/1/2022	515,938
		TOTAL	12,705,604
		Supermarkets—0.5%
3,075,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2025	3,067,313
2,100,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	2,178,750
		TOTAL	5,246,063
		Technology—9.0%
4,725,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	4,849,267
950,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	983,250
525,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	543,375
1,575,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,708,875
1,525,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	1,628,242
475,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	499,938
3,950,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	4,403,270
3,550,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	3,718,625
175,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	184,188
10,275,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	10,904,344
2,350,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	2,538,000
1,175,000	[1,2]	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	1,230,813
4,700,000	[1,2]	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	5,029,000
5,800,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	6,017,500
5,750,000		Infor US, Inc., 6.50%, 5/15/2022	6,015,937

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$4,325,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	$4,379,062
3,550,000	[1,2]	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	3,692,000
800,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	870,800
650,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 8/1/2026	669,500
325,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	344,793
469,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	541,695
1,550,000		NCR Corp., 6.375%, 12/15/2023	1,662,375
675,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	706,219
825,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	843,728
1,475,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	1,559,812
2,525,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/1/2024	2,689,125
425,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	453,951
1,025,000		Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	1,158,250
3,475,000	[1,2]	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	3,496,719
1,800,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	1,932,525
1,550,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,633,312
650,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	702,000
500,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	521,560
1,450,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,587,750
4,425,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	5,088,750
1,575,000	[1,2]	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	1,638,000
2,050,000	[1,2]	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	2,097,355
525,000		Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	559,781
625,000	[1,2]	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	657,813
4,100,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	4,409,037
		TOTAL	94,150,536
		Transportation Services—1.1%
500,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	491,875
500,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	464,062
3,925,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	3,885,750
2,800,000		HDTFS, Inc., 6.25%, 10/15/2022	2,404,500
500,000		Hertz Corp., 5.875%, 10/15/2020	475,000
1,500,000	[1,2]	Hertz Corp., Series 144A, 7.625%, 6/1/2022	1,500,000
2,350,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	1,897,625
		TOTAL	11,118,812
		Utility - Electric—2.1%
4,425,000		Calpine Corp., 5.75%, 1/15/2025	4,220,344
200,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	209,000
650,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	674,375
600,000		Calpine Corp., Sr. Unsecd. Note, 5.375%, 1/15/2023	589,500
3,475,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2021	3,696,531
4,100,000		NRG Energy, Inc., 6.25%, 5/1/2024	4,143,050
1,350,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,333,125
1,225,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,267,997
1,400,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	1,438,500
2,950,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2023	3,068,000
1,350,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	1,431,000
		TOTAL	22,071,422

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—4.6%
$300,000	[1,2]	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	$319,125
4,825,000	[1,2]	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	5,283,375
2,900,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	2,762,250
1,800,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	1,899,000
1,500,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	1,608,750
1,450,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,520,688
875,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	922,031
4,775,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	5,189,804
3,875,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	4,306,094
4,150,000		Sprint Corp., 7.125%, 6/15/2024	4,678,606
4,550,000		Sprint Corp., 7.875%, 9/15/2023	5,272,313
1,000,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	1,152,500
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	333,750
3,650,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,896,375
2,800,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,988,160
100,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	106,750
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	346,515
925,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 4/15/2024	999,000
300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	325,875
2,725,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	2,957,306
1,325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	1,465,781
		TOTAL	48,334,048
		TOTAL CORPORATE BONDS (IDENTIFIED COST $884,140,009)	916,963,955
		COMMON STOCKS—7.5%
		Automotive—0.5%
69,558	[3]	American Axle & Manufacturing Holdings, Inc.	1,051,021
69,905		Goodyear Tire & Rubber Co.	2,252,339
16,610		Lear Corp.	2,475,555
		TOTAL	5,778,915
		Banking—0.2%
104,048		Ally Financial, Inc.	1,929,050
		Building Materials—0.4%
59,534	[3]	HD Supply, Inc.	2,402,197
72,648	[3]	USG Corp.	2,066,109
		TOTAL	4,468,306
		Consumer Products—0.5%
158,967	[3]	Party City Holdco, Inc.	2,630,904
45,850	[3]	Prestige Brands Holdings, Inc.	2,309,923
		TOTAL	4,940,827
		Food & Beverage—0.5%
65,980		Aramark	2,458,415
88,840	[3]	US Foods Holding Corp.	2,661,646
		TOTAL	5,120,061
		Gaming—0.4%
116,225	[3]	Eldorado Resorts, Inc.	2,411,669
109,705	[3]	Penn National Gaming, Inc.	2,120,597
		TOTAL	4,532,266

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—0.1%
47,050	[3]	Tenet Healthcare Corp.	$778,207
		Industrial - Other—0.2%
53,121	[3]	International Wire Group Holdings, Inc.	1,593,630
		Lodging—0.1%
111,350	[3]	La Quinta Holdings, Inc.	1,543,311
		Media Entertainment—0.5%
156,162	[3]	Gray Television, Inc.	1,881,752
15,003		Nexstar Media Group, Inc., Class A	858,172
36,125		Sinclair Broadcast Group, Inc.	1,170,450
749,566	[3]	Urban One, Inc.	1,499,132
		TOTAL	5,409,506
		Midstream—0.4%
86,921		Suburban Propane Partners LP	2,054,812
63,035		Williams Partners LP	2,469,081
		TOTAL	4,523,893
		Packaging—0.9%
43,605		Ardagh Group SA	1,046,084
48,882	[3]	Berry Global Group, Inc.	2,834,667
122,595	[3]	Owens-Illinois, Inc.	2,766,969
58,125		Sealed Air Corp.	2,581,913
		TOTAL	9,229,633
		Paper—0.7%
41,992	[3]	Clearwater Paper Corp.	1,946,329
195,731		Graphic Packaging Holding Co.	2,644,326
46,189		WestRock Co.	2,513,605
		TOTAL	7,104,260
		Pharmaceuticals—0.1%
17,780	[3]	Mallinckrodt PLC	766,851
		Refining—0.1%
70,175	[3]	CVR Refining, LP	680,698
		Retailers—0.2%
112,785		Hanesbrands, Inc.	2,329,010
		Technology—1.4%
41,875		CDW Corp.	2,520,038
51,470	[3]	CommScope Holdings Co., Inc.	1,903,875
40,955	[3]	Microsemi Corp.	2,011,300
85,190	[3]	Mitel Networks Corp.	603,997
58,416	[3]	NCR Corp.	2,250,768
95,394	[3]	Tower Semiconductor Ltd.	2,419,192
26,470	[3]	Zebra Technologies Corp., Class A	2,761,880
		TOTAL	14,471,050
		Transportation - Services—0.1%
67,405	[3]	Avis Budget Group, Inc.	1,542,901
		Utility - Electric—0.2%
150,000	[3]	Calpine Corp.	1,927,500
		TOTAL COMMON STOCKS (IDENTIFIED COST $73,774,455)	78,669,875
		INVESTMENT COMPANIES—4.0%[7]
1,526,354		Federated Bank Loan Core Fund	15,523,024

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued[7]
26,091,437	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.00%[8]	$26,099,265
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $41,663,389)	41,622,289
	TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $999,577,853)[9]	1,037,256,119
	OTHER ASSETS AND LIABILITIES - NET—1.0%[10]	10,457,564
	TOTAL NET ASSETS—100%	$1,047,713,683
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2017, these restricted securities amounted to $553,610,250, which represented 52.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2017, these liquid restricted securities amounted to $553,610,250, which represented 52.8% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at May 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006	$641,893	$0
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended May 31, 2017, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/28/2017	1,997,585	22,892,987	24,890,572
Purchases/Additions	20,895	93,156,367	93,177,262
Sales/Reductions	(492,126)	(89,957,917)	(90,450,043)
Balance of Shares Held 5/31/2017	1,526,354	26,091,437	27,617,791
Value	$15,523,024	$26,099,265	$41,622,289
Dividend Income	$212,348	$53,077	$265,425
8	7-day net yield.
9	At May 31, 2017, the cost of investments for federal tax purposes was $999,577,853. The net unrealized appreciation of investments for federal tax purposes was $37,678,266. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $52,596,165 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,917,899.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2017.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$74,437,748	$—	$—	$74,437,748
International	4,232,127	—	—	4,232,127
Debt Securities:
Corporate Bonds	—	916,963,955	0	916,963,955
Investment Companies[1]	26,099,265	—	—	41,622,289
TOTAL SECURITIES	$104,769,140	$916,963,955	$0	$1,037,256,119
1	As permitted by U.S. generally accepted accounting principles (GAAP), the Investment Company valued at $15,523,024 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above, but is included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund is the next determined NAV after receipt of a shareholder redemption request.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017